UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-3440

                               Scudder Portfolios
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  09/30
                          ------

Date of reporting period:  12/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Cash Reserves Fund
Investment Portfolio as of December 31, 2004 (Unaudited)
---------------------------------------------------------------------------------------------------------------

                                                                              Principal
                                                                              Amount ($)              Value ($)
                                                                          -------------------------------------
Commercial Paper** 46.6%
Beta Finance, Inc., 2.26%, 2/18/2005                                          4,500,000              4,486,500
British Transco Capital, Inc., 2.31%, 2/1/2005                                5,000,000              4,990,054
Cancara Asset Securitization LLC:
2.04%, 1/20/2005                                                              7,000,000              6,992,464
2.37%, 1/24/2005                                                              5,000,000              4,992,429
CC (USA), Inc.:
2.0%, 1/7/2005                                                                9,000,000              8,997,000
2.05%, 1/25/2005                                                              5,000,000              4,993,167
Charta LLC, 2.34%, 1/24/2005                                                 11,000,000             10,983,555
CIT Group, Inc.:
2.24%, 2/1/2005                                                               3,000,000              2,994,213
2.32%, 1/31/2005                                                              3,000,000              2,994,200
2.37%, 4/4/2005                                                               2,000,000              1,987,807
Dorada Finance, Inc., 2.01%, 1/10/2005                                        5,000,000              4,997,488
General Electric Capital Corp., 1.88%, 2/1/2005                               3,000,000              2,995,143
Giro Funding US Corp.:
2.06%, 1/25/2005                                                              8,000,000              7,989,013
2.37%, 1/28/2005                                                              3,000,000              2,994,668
Greyhawk Funding LLC, 2.04%, 1/19/2005                                        7,000,000              6,992,860
K2 (USA) LLC:
1.87%, 2/18/2005                                                              3,000,000              2,992,520
2.06%, 1/24/2005                                                              5,000,000              4,993,419
Links Finance LLC, 2.25%, 2/15/2005                                          10,000,000              9,971,875
Perry Global Funding LLC, Series A, 2.06%, 1/24/2005                          6,000,000              5,992,103
Prudential PLC, 2.02%, 1/7/2005                                               9,000,000              8,996,970
RWE AG, 2.29%, 2/2/2005                                                       3,000,000              2,993,893
Swedish National Housing Finance Corp., 2.28%, 1/31/2005                      8,000,000              7,984,800
                                                                                                   -----------
Total Commercial Paper (Cost $124,306,141)                                                         124,306,141


Short Term Notes 2.5%
American General Finance Corp., 7.45%, 1/15/2005
(Cost $6,670,649)                                                             6,655,000              6,670,649
                                                                                                   -----------
US Government Sponsored Agencies 8.6%
Federal Home Loan Mortgage Corp.:
1.5%, 2/14/2005                                                               3,000,000              3,000,000
2.0%*, 10/7/2005                                                             12,000,000             12,000,000
Federal National Mortgage Association:
1.75%, 5/23/2005                                                              5,000,000              5,000,000
1.84%**, 2/16/2005                                                            3,000,000              2,992,966
                                                                                                   -----------
Total US Government Sponsored Agencies (Cost $22,992,966)                                           22,992,966


Floating Rate Notes* 17.6%
Canadian Imperial Bank Commerce, 2.25%, 4/14/2005                             5,000,000              5,002,802
Credit Suisse First Boston, 2.46%, 9/9/2005                                   6,000,000              6,000,966
Depfa Bank PLC, 2.47%, 9/15/2005                                              3,000,000              3,000,000
International Business Machines Corp., 2.39%, 12/8/2005                       3,000,000              2,999,355
Merrill Lynch & Co., Inc.:
2.36%, 2/17/2005                                                             11,000,000             10,999,930
2.708%, 1/14/2005                                                             2,000,000              2,000,243
Morgan Stanley:
2.413%, 2/18/2005                                                            11,000,000             11,000,000
2.413%, 4/19/2005                                                             3,000,000              3,000,000
Westpac Banking Corp., 2.49%, 10/3/2005                                       3,000,000              2,997,882
                                                                                                   -----------
Total Floating Rate Notes (Cost $47,001,178)                                                        47,001,178


Certificates of Deposit and Bank Notes 12.0%
HBOS Treasury Services PLC, 2.06%, 1/26/2005                                  9,000,000              9,000,000
Nordea Bank Finland PLC, 2.36%, 2/2/2005                                      8,000,000              8,000,071
Societe Generale:
1.185%, 1/4/2005                                                              4,000,000              4,000,000
2.32%, 2/2/2005                                                               6,000,000              6,000,000
Toronto Dominion Bank, 2.505%, 5/27/2005                                      5,000,000              5,000,100
                                                                                                   -----------
Total Certificates of Deposit and Bank Notes (Cost $32,000,171)                                     32,000,171


Funding Agreements 2.3%
New York Life Insurance Co., 2.522%*, 9/20/2005
(Cost $6,000,000)                                                             6,000,000              6,000,000
                                                                                                   -----------
Promissory Notes 2.3%
Goldman Sachs Group, Inc., 2.34%*, 8/10/2005
(Cost $6,000,000)                                                             6,000,000              6,000,000
                                                                                                   -----------

Repurchase Agreements 8.2%
Citigroup Global Markets, Inc., 2.30%, dated 12/31/2004, to
be repurchased at $21,004,025 on 1/3/2005 (a)                                21,000,000             21,000,000
State Street Bank and Trust Co., 1.90%, dated 12/31/2004,
to be repurchased at $992,157 on 1/3/2005 (b)                                   992,000                992,000
                                                                                                   -----------
Total Repurchase Agreements (Cost $21,992,000)                                                      21,992,000


                                                                                   % of
                                                                             Net Assets               Value ($)
                                                                             ----------               ---------

Total Investment Portfolio  (Cost $266,963,105)                                   100.1            266,963,105
Other Assets and Liabilities, Net                                                  -0.1               -252,356
                                                                                                   -----------
Net Assets                                                                        100.0            266,710,749
                                                                                                   ===========


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2004.

** Annualized yield at time of purchase; not a coupon rate.

(a) Collateralized by:
Principal                                                                                  Maturity             Collateral
Amount ($)               Security                                      Rate (%)               Date               Value ($)
--------------------------------------------------------------------------------------------------------------------------
         21,480,000      Federal National Mortgage Association          3.000             3/2/2007             21,552,101
            370,000      US Treasury Bond                               5.375            2/15/2031                404,139
--------------------------------------------------------------------------------------------------------------------------
Total Collateral Value                                                                                         21,956,240

(b) Collateralized by $1,025,000 Federal National Mortgage Association, 4.5%, maturing on 6/1/2018 with a value of $1,014,750.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Cash Reserves Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Cash Reserves Fund

By:                                 /s/Julian Sluyters
                                    --------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005



By:                                 /s/Paul Schubert
                                    --------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               February 22, 2005